Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment
Schedule of Property, Plant and Equipment

			Furniture,	Production		Buildings			Exploration
	Oil & gas		equipment	facilities and		and	Construction in		and evaluation
Amounts in US$’000	properties		and vehicles	machinery		improvements	progress		assets(a)		Total
Cost as of January 1, 2021	968,617		20,707	197,829		12,442	18,848		78,614		1,297,057
Additions / ARO change	(1,094)	(b)	930	—		—	82,094		46,234		128,164
Currency translation differences	(3,284)		(43)	(246)		(16)	(18)		(30)		(3,637)
Disposals	—		(1,762)	(900)		(978)	(3,372)		(338)		(7,350)
Write-off / Impairment	(1,575)	(c)	—	(2,759)	(c)	—	—	(c)	(12,262)	(d)	(16,596)
Transfers	68,315		58	13,305		391	(70,321)		(11,748)		—
Assets held for sale (Note 36.3)	(73,047)		(1,178)	(6,052)		(177)	(27)		—		(80,481)
Cost as of December 31, 2021	957,932		18,712	201,177		11,662	27,204		100,470		1,317,157
Additions / ARO change	(7,558)	(b)	1,620	6		(14)	107,171		67,889		169,114
Currency translation differences	2,921		37	232		6	18		19		3,233
Disposals	—		(1,290)	(26)		(774)	—		—		(2,090)
Write-off / Impairment	—		—	—		—	—		(25,789)	(e)	(25,789)
Transfers	125,962		14	21,338		147	(117,913)		(29,548)		—
Cost as of December 31, 2022	1,079,257		19,093	222,727		11,027	16,480		113,041		1,461,625
Additions / ARO change	9,744	(b)	1,683	12		17	116,304		73,160		200,920
Currency translation differences	3,477		46	277		8	21		22		3,851
Disposals	—		(1,223)	—		(2,150)	(119)		—		(3,492)
Write-off / Impairment	(13,332)	(c)	—	—		—	—		(29,563)	(f)	(42,895)
Transfers	171,538		93	21,262		93	(116,905)		(76,081)		—
Assets held for sale (Note 36.1)	(330,024)		(6,559)	(74,491)		(4,948)	—		—		(416,022)
Cost as of December 31, 2023	920,660		13,133	169,787		4,047	15,781		80,579		1,203,987

Depreciation and write-down as of January 1, 2021	(548,445)		(16,985)	(109,987)		(6,975)	—		—		(682,392)
Depreciation	(66,011)		(1,960)	(12,468)		(700)	—		—		(81,139)
Disposals	—		1,325	900		838	—		—		3,063
Currency translation differences	2,219		37	246		16	—		—		2,518
Assets held for sale (Note 36.3)	49,080		915	4,692		153	—		—		54,840
Depreciation and write-down as of December 31, 2021	(563,157)		(16,668)	(116,617)		(6,668)	—		—		(703,110)
Depreciation	(76,720)		(1,344)	(12,244)		(672)	—		—		(90,980)
Disposals	—		1,246	19		752	—		—		2,017
Currency translation differences	(2,403)		(33)	(231)		(6)	—		—		(2,673)
Depreciation and write-down as of December 31, 2022	(642,280)		(16,799)	(129,073)		(6,594)	—		—		(794,746)
Depreciation	(95,369)		(1,304)	(12,896)		(503)	—		—		(110,072)
Disposals	—		1,189	—		1,877	—		—		3,066
Currency translation differences	(3,179)		(41)	(277)		(8)	—		—		(3,505)
Assets held for sale (Note 36.1)	310,683		6,488	68,765		2,158	—		—		388,094
Depreciation and write-down as of December 31, 2023	(430,145)		(10,467)	(73,481)		(3,070)	—		—		(517,163)

Carrying amount as of December 31, 2021	394,775		2,044	84,560		4,994	27,204		100,470		614,047
Carrying amount as of December 31, 2022	436,977		2,294	93,654		4,433	16,480		113,041		666,879
Carrying amount as of December 31, 2023	490,515		2,666	96,306		977	15,781		80,579		686,824

(a)	Exploration wells movement and balances are shown in the table below; mining property associated with unproved reserves and resources, seismic and other exploratory assets amount to US$ 72,581,000 (US$ 96,041,000 in 2022 and US$ 90,166,000 in 2021).

Amounts in US$ ‘000	Total
Exploration wells as of December 31, 2021	10,304
Additions	56,491
Write-offs	(21,460)
Transfers	(28,335)
Exploration wells as of December 31, 2022	17,000
Additions	61,500
Write-offs	(24,815)
Transfers	(45,687)
Exploration wells as of December 31, 2023	7,998

As of December 31, 2023, there were two exploratory wells that have been capitalized for a period less than three years amounting to US$ 7,998,000.

(b)	Corresponds to the effect of change in estimate of assets retirement obligations.
(c)	See Note 37.
(d)	Corresponds to two unsuccessful exploratory wells drilled in the Llanos 32 Block (Colombia), other exploration costs incurred in the Fell Block (Chile), an exploratory well drilled in previous years in the CPO-5 Block (Colombia) and other exploration costs incurred in previous years in the PUT-30 Block (Colombia).
(e)	Corresponds to exploration costs incurred in previous years in the Tacacho and Terecay Blocks (Colombia), four exploratory wells drilled in the CPO-5, Platanillo, Llanos 34 and Llanos 94 Blocks (Colombia), and certain exploration costs incurred in the Espejo Block (Ecuador).

(f)	Corresponds to three unsuccessful exploratory wells drilled in the Llanos 87 Block (Colombia), an unsuccessful exploratory well drilled in the Llanos 124 Block (Colombia) and other exploration costs incurred in the Llanos 94, Coati and Llanos 124 Blocks (Colombia).

Schedule of Exploration Wells Movement and Balances

Amounts in US$ ‘000	Total
Exploration wells as of December 31, 2021	10,304
Additions	56,491
Write-offs	(21,460)
Transfers	(28,335)
Exploration wells as of December 31, 2022	17,000
Additions	61,500
Write-offs	(24,815)
Transfers	(45,687)
Exploration wells as of December 31, 2023	7,998